Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Preferred shares [Member]	Common shares [Member]	Contributed Surplus [Member]	Shareholders' Retained Earnings [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2015		CAD 2,693	CAD 22,799	CAD 277	CAD 8,398	CAD 6,992	CAD 187	CAD 592
Change in unrealized foreign exchange gains (losses) of net foreign operations	CAD (1,044)					(1,042)
Net income attributed to shareholders	2,929				2,929
Net income attributed to non-controlling interests	143							143
Issued (note 13)		900
Exercise of stock options and deferred share units				(12)
Net income (loss) attributed to participating policyholders	61						61
Issued on exercise of stock options			66
Change in actuarial gains (losses) on pension and other post-employment plans	104					104
Preferred share dividends					(133)
Other comprehensive loss attributed to non-controlling interests								(2)
Issuance costs, net of tax		(16)
Stock option expense				19
Change in unrealized gains (losses) on available-for-sale financial securities	(218)					(739)
Common share dividends					(1,435)
Contributions (distributions), net								10
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	21					32
Balance, end of year at Dec. 31, 2016	42,823	3,577	22,865	284	9,759	5,347	248	743
Total shareholders' equity, end of year	41,832
Change in unrealized foreign exchange gains (losses) of net foreign operations	(2,256)					(2,029)
Net income attributed to shareholders	2,104				2,104
Net income attributed to non-controlling interests	194							194
Exercise of stock options and deferred share units				(22)
Net income (loss) attributed to participating policyholders	(36)						(36)
Issued on exercise of stock options			124
Change in actuarial gains (losses) on pension and other post-employment plans	53					53
Preferred share dividends					(159)
Other comprehensive loss attributed to non-controlling interests								(2)
Issuance costs, net of tax		0
Stock option expense				15
Other comprehensive income attributed to policyholders							9
Change in unrealized gains (losses) on available-for-sale financial securities	601					572
Common share dividends					(1,621)
Contributions (distributions), net								(6)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	110					123
Change in real estate revaluation reserve	30					20
Share of other comprehensive income of associates	1					1
Balance, end of year at Dec. 31, 2017	42,163	CAD 3,577	CAD 22,989	CAD 277	CAD 10,083	CAD 4,087	CAD 221	CAD 929
Total shareholders' equity, end of year	CAD 41,013